Document and Entity Information Document	Feb. 28, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	BlackSky Technology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39113
Entity Address, Address Line One	13241 Woodland Park Road
Entity Address, Address Line Two	Suite 300
Entity Tax Identification Number	47-1949578
Entity Address, City or Town	Herndon,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	571
Local Phone Number	267-1571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001753539
Amendment Flag	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BKSY.W
Security Exchange Name	NYSE